INCOME/(LOSS) PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Net income/(loss) attributable to Golden Star shareholders	$ 38,771	$ (39,647)
Adjustments:
Interest expense on 7% Convertible Debentures	3,657	0
Amortization of 7% Convertible Debentures discount	1,845	0
Gain on fair value of 7% Convertible Debentures embedded derivative	(2,095)	0
Diluted income/(loss)	$ 42,178	$ (39,647)
Weighted average shares outstanding-basic (in shares)	373.5	294.1
Dilutive securities:
Options (in shares)	2.5	0.0
Deferred stock units (in shares)	5.5	0.0
Performance and restricted share units (in shares)	1.3	0.0
Convertible Debentures (in shares)	58.2	0.0
Weighted average shares outstanding-diluted (in shares)	441.0	294.1
Income/(loss) per share attributable to Golden Star shareholders:
Basic (usd per share)	$ 0.10	$ (0.13)
Diluted (usd per share)	$ 0.10	$ (0.13)
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%